Shareholder Report, Holdings (Details)	Jul. 31, 2024
PGIM Corporate Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Corporate Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
PGIM Corporate Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
PGIM Corporate Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM Corporate Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Corporate Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class A | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM Quant Solutions Small-Cap Value Fund - Class A | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class C | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM Quant Solutions Small-Cap Value Fund - Class C | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member] | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Quant Solutions Small-Cap Value Fund Class R2 | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R2 | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R4 | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Total before Liabilities adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6 | Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Core Bond Fund (Class A)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund (Class A) | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
PGIM Core Bond Fund (Class A) | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM Core Bond Fund (Class A) | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM Core Bond Fund (Class A) | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Core Bond Fund (Class A) | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Core Bond Fund (Class A) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
PGIM Core Bond Fund (Class A) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Corporate Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
PGIM Corporate Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM Corporate Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM Corporate Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Corporate Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Corporate Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
PGIM Corporate Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
PGIM Core Bond Fund - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM Core Bond Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM Core Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Core Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Core Bond Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
PGIM Core Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class R | Total [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
PGIM Core Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM Core Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM Core Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Core Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Core Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
PGIM Core Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
PGIM Core Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM Core Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM Core Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM Core Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Core Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
PGIM Core Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Corporate Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Corporate Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
PGIM Corporate Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
PGIM Corporate Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM Corporate Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Corporate Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Corporate Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Corporate Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
PGIM Corporate Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
PGIM Corporate Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM Corporate Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Corporate Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Corporate Bond Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Corporate Bond Fund - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
PGIM Corporate Bond Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
PGIM Corporate Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM Corporate Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Corporate Bond Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Corporate Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Corporate Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
PGIM Corporate Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
PGIM Corporate Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM Corporate Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Corporate Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%

[1]	Less than 0.05%